CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Real estate investments:
Land	$ 648,394	$ 640,382
Building and improvements	6,774,818	6,688,516
Lease intangibles	382,738	404,714
Construction in progress	15,252	32,685
Real estate investments, gross	7,821,202	7,766,297
Accumulated depreciation and amortization	(1,699,546)	(1,598,468)
Real estate investments, net	6,121,656	6,167,829
Assets held for sale, net	0	27,070
Investment in unconsolidated joint venture	62,070	62,834
Cash and cash equivalents	29,714	52,353
Restricted cash	4,559	4,716
Receivables and other assets, net	360,433	334,941
Right-of-use assets - operating leases, net	227,603	229,226
Other intangibles, net	9,315	10,720
Total assets	6,815,350	6,889,689
Liabilities:
Debt	3,094,643	3,028,122
Accounts payable and accrued liabilities	171,673	198,078
Liabilities of assets held for sale	0	262
Derivative financial instruments - interest rate swaps	0	5,069
Security deposits, prepaid rent and other liabilities	82,071	86,225
Lease liabilities - operating leases	196,991	196,286
Intangible liabilities, net	28,671	31,331
Total liabilities	3,574,049	3,545,373
Commitments and contingencies
Equity/Partners' Capital:
Preferred stock, $0.01 par value; 200,000,000 shares authorized; none issued and outstanding	0	0
Class A common stock, $0.01 par value; 1,000,000,000 shares authorized; 229,072,922 and 228,879,846 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	2,291	2,289
Additional paid-in capital	5,182,766	5,178,132
Accumulated other comprehensive income (loss)	5,786	(7,041)
Cumulative dividends in excess of earnings	(2,032,181)	(1,915,776)
Total stockholders’ equity	3,158,662	3,257,604
Non-controlling interests	82,639	86,712
Total equity	3,241,301	3,344,316
Partners’ Capital:
Total liabilities and equity/partners' capital	6,815,350	6,889,689
Healthcare Trust of America Holdings, LP (HTALP)
Real estate investments:
Land	648,394	640,382
Building and improvements	6,774,818	6,688,516
Lease intangibles	382,738	404,714
Construction in progress	15,252	32,685
Real estate investments, gross	7,821,202	7,766,297
Accumulated depreciation and amortization	(1,699,546)	(1,598,468)
Real estate investments, net	6,121,656	6,167,829
Assets held for sale, net	0	27,070
Investment in unconsolidated joint venture	62,070	62,834
Cash and cash equivalents	29,714	52,353
Restricted cash	4,559	4,716
Receivables and other assets, net	360,433	334,941
Right-of-use assets - operating leases, net	227,603	229,226
Other intangibles, net	9,315	10,720
Total assets	6,815,350	6,889,689
Liabilities:
Debt	3,094,643	3,028,122
Accounts payable and accrued liabilities	171,673	198,078
Liabilities of assets held for sale	0	262
Derivative financial instruments - interest rate swaps	0	5,069
Security deposits, prepaid rent and other liabilities	82,071	86,225
Lease liabilities - operating leases	196,991	196,286
Intangible liabilities, net	28,671	31,331
Total liabilities	3,574,049	3,545,373
Commitments and contingencies
Partners’ Capital:
Limited partners’ capital, 4,050,493 and 4,142,408 OP Units issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	82,369	86,442
General partners’ capital, 229,072,922 and 228,879,846 OP Units issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	3,158,932	3,257,874
Total partners’ capital	3,241,301	3,344,316
Total liabilities and equity/partners' capital	$ 6,815,350	$ 6,889,689